SCHEDULE OF RIGHT OF USE ASSET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Right-of-use Rou Assets And Operating Lease Liabilities
Office leases and truck right of use assets
Less: accumulated amortization into rent expense or cost of sales
Balance of ROU assets as of end of period